iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in the Funds’ “A Further Discussion of Principal Risks”
The last paragraph in the section of the Prospectus for each Fund entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “A Further Discussion of Principal Risks” for each Fund listed in Appendix A and Appendix B is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider removed all Russian securities from the Underlying Index on March 31, 2022. To the extent that the Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “A Further Discussion of Principal Risks” in the Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in the Funds’ “General Considerations and Risks”
The last paragraph in the section of the SAI for the Funds entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “General Considerations and Risks” for each Fund listed in Appendix A and Appendix B is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider removed all Russian securities from the Underlying Index on March 31, 2022. To the extent that the Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Change in a Fund’s “Principal Investment Strategies”
The reference to “sinkable Russian OFZ bonds issued prior to 2009” in the first paragraph in the section of the Summary Prospectus and Prospectus for the Fund in Appendix B entitled “Principal Investment Strategies” is hereby deleted in its entirety.

Change in a Fund’s “Construction and Maintenance of the Underlying Index”
The section in the SAI for the Fund in Appendix B entitled “Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index” in the section entitled “Construction and Maintenance of the Underlying Indexes” is modified, to delete the phrases “Russian ruble,” “20 billion for Russian ruble-denominated bonds,” and “sinkable Russian OFZ bonds issued prior to 2009.”
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares Core 10+ Year USD Bond ETF (ILTB)
iShares Core 5‑10 Year USD Bond ETF(IMTB)
iShares ESG Advanced Total USD Bond Market ETF (EUSB)
iShares ESG Advanced High Yield Corporate Bond ETF (HYXF)
iShares Core 1‑5 Year USD Bond ETF(ISTB)
iShares Core Total USD Bond Market ETF (IUSB)
Appendix B
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022 and SAI dated March 1, 2022:
iShares Core International Aggregate Bond ETF (IAGG)

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IS-A-SUPP-BB-RUS-FI-0422

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